INVESTMENT PROPERTY (Details)	6 Months Ended
Jun. 30, 2025 unit
Transocean Oil Pte. Ltd. [Member]
INVESTMENT PROPERTY (Details) [Line Items]
Number of commercial units owned	2
Mediaplus Venture Group Pte. Ltd [Member]
INVESTMENT PROPERTY (Details) [Line Items]
Number of commercial units owned	1